Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax provision	The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current
Federal	$111,023	$—
State	—	—
Deferred
Federal	(411,243)	(571,138)
State	—	—
Change in valuation allowance	411,243	571,138
Income tax provision	$111,023	$—

Schedule of net deferred tax assets	The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:
	As of December 31,
	2022	2021
Deferred tax assets
Start-up/organizational costs	$935,979	$501,658
Deferred compensation	41,153	30,777
Accrued bonus	5,250	—
Net operating loss carryforwards	—	38,703
Total deferred tax assets	982,382	571,138
Valuation allowance	(982,382)	(571,138)
Deferred tax assets, net of allowance	$—	$—

Schedule of statutory federal income tax rate (benefit) to the company’s effective tax rate (benefit)	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(42.9)%	37.1%
Change in fair value of FPS liability	4.2%	(24.7)%
Change in valuation allowance	16.3%	(33.4)%
Nondeductible interest expense	5.8%	—%
Effective Tax Rate	4.4%	—%